EXHIBIT 99
Triad Automobile Receivables Trust 2006-A
Class A-1 4.573628% Asset Backed Notes
Class A-2 4.82% Asset Backed Notes
Class A-3 4.77% Asset Backed Notes
Class A-4 4.88% Asset Backed Notes
Schedule B — Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among Triad Automobile Receivables Trust 2006-A, as Issuer, Triad Financial Corporation, as Servicer and Custodian, Triad Financial Special Purpose LLC, as Depositor, and Citibank N.A., as the Backup Servicer and Indenture Trustee, dated as of January 26, 2006 (see Exhibit 4.3 to the Form 8-K of Triad Automobile Receivables Trust 2006-A filed on January 27, 2006 SEC file no. 333-125925-02). Defined terms have the meaning assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.
The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Collection Period Beginning:	5/1/2006
Collection Period Ending:	5/31/2006
Prev. Distribution/Close Date:	5/12/2006
Distribution Date:	6/12/2006
Days of Interest for Period:	31
Days of Collection Period	31
Months Seasoned:	5

								Original
Purchases					Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase					50,206	12/31/2005	1/26/2006	894,062,892.41
Sub. Purchase #1
Sub. Purchase #2

Total					50,206			894,062,892.41

I.		ORIGINAL DEAL PARAMETERS

			Dollar Amount	# of Contracts
		Original Portfolio :	$894,062,892.41	50,206

					Legal Final
			Dollar Amount	Coupon	Maturity
		Original Securities:
		Class A-1 Notes	$150,000,000.00	4.573628%	2/12/2007
		Class A-2 Notes	250,000,000.00	4.82%	7/13/2009
		Class A-3 Notes	247,000,000.00	4.77%	1/12/2011
		Class A-4 Notes	175,500,000.00	4.88%	4/12/2013

		Total	$822,500,000.00

II.		COLLECTION PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

	(1)	Beginning of period Aggregate Principal Balance					(1)	817,132,452.66

	(2)	Subsequent Receivables Added					(2)	—

		Monthly Principal Amounts

		(3) Principal Portion of Scheduled Payments Received			(3)	9,171,499.55

		(4) Principal Portion of Prepayments Received			(4)	12,060,105.19

		(5) Principal Portion of Liquidated Receivables			(5)	3,459,884.48

		(6) Aggregate Amount of Cram Down Losses			(6)	—

		(7) Other Receivables adjustments			(7)	449,258.29

		(8) Total Principal Distributable Amounts					(8)	25,140,747.51

	(9)	End of Period Aggregate Principal Balance					(9)	791,991,705.15

	(10)	Pool Factor (Line 9 / Original Pool Balance)					(10)	88.5834%

III.		COLLECTION PERIOD NOTE BALANCE CALCULATION:

				CLASS A-1	CLASS A-2	CLASS A-3	CLASS A-4	TOTAL

	(11)	Original Note Balance		$150,000,000.00	250,000,000.00	247,000,000.00	175,500,000.00	$822,500,000.00

	(12)	Beginning of period Note Balance		48,809,258.42	250,000,000.00	247,000,000.00	175,500,000.00	721,309,258.42

	(13)	Noteholders’ Principal Distributable Amount		25,140,747.51	—	—	—	25,140,747.51
	(14)	Class A Noteholders’ Accelerated Principal Amount		4,234,478.02	—	—	—	4,234,478.02
	(15)	Class A Noteholders’ Principal Carryover Amount		—	—	—	—	—
	(16)	Policy Claim Amount		—	—	—	—	—

	(17)	End of period Note Balance		19,434,032.89	250,000,000.00	247,000,000.00	175,500,000.00	691,934,032.89

	(18)	Note Pool Factors (Line 17 / Line 11)		12.9560%	100.0000%	100.0000%	100.0000%	84.1257%

	(19)	Class A Noteholders’ Ending Note Balance		691,934,032.89

	(21)	Class A Noteholders’ Beginning Note Balance		721,309,258.42

	(22)	Total Noteholders Principal Distribution for Collection Period		29,375,225.53

	(23)	Total Noteholders Interest Distribution for Collection Period		2,891,922.14

	(24)	Total Certificateholder Distribution for Collection Period		—

Triad Automobile Receivables Trust 2006-A
Class A-1 4.573628% Asset Backed Notes
Class A-2 4.82% Asset Backed Notes
Class A-3 4.77% Asset Backed Notes
Class A-4 4.88% Asset Backed Notes
Schedule B — Servicer’s Certificate

IV.		CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

	(25)	Total Monthly Principal Collection Amounts										(25)	25,140,747.51

	(26)	Required Pro Forma Class A Note Balance (86.5% x Line 9)								(26)	685,072,824.95

	(27)	Pro Forma Class A Note Balance (Line 21 - Line 8)								(27)	696,168,510.91

	(28)	Step-Down Amount (Max of 0 or (Line 26 - Line 27))								(28)	—		—

	(29)	Principal Distribution Amount (Line 25 - Line 28)										(29)	25,140,747.51

V.		RECONCILIATION OF COLLECTION ACCOUNT:

		Available Funds

		(30) Interest Collections								(30)	10,695,473.61

		(31) Repurchased Loan Proceeds Related to Interest								(31)	6,396.56

		(32) Principal Collections								(32)	9,171,499.55

		(33) Prepayments in Full								(33)	12,060,105.19

		(34) Prepayments in Full Due to Administrative Repurchases								(34)	—

		(35) Repurchased Loan Proceeds Related to Principal								(35)	449,258.29

		(36) Collection of Supplemental Servicing — Extension and Late Fees								(36)	82,506.11

		(37) Collection of Supplemental Servicing — Repo and Recovery Fees Advanced								(37)	—

		(38) Liquidation Proceeds								(38)	1,394,334.26

		(39) Recoveries from Prior Month Charge-Offs								(39)	56,145.61

		(40) Investment Earnings — Collection Account								(40)	99,485.89

		(41) Investment Earnings — Spread Account								(41)	73,230.26

		(42) Total Available Funds										(42)	34,088,435.33

		Distributions:

		(43) Base Servicing Fee — to Servicer								(43)	1,532,123.35

		(44) Supplemental Servicing Fee — to Servicer								(44)	156,543.31

		(45) Indenture Trustee Fees								(45)	—

		(46) Owner Trustee Fees								(46)	—

		(47) Backup Servicer Fees								(47)	—

		Noteholders’ Interest Distributable Amount

				Beginning	Interest	Interest			Calculated
			Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest

		(48)	Class A-1	48,809,258.42	—	4.573628%	31	Act.Days/360	192,230.48	(48)	192,230.48

		(49)	Class A-2	250,000,000.00	—	4.820%	30	30/360	1,004,166.67	(49)	1,004,166.67

		(50)	Class A-3	247,000,000.00	—	4.770%	30	30/360	981,825.00	(50)	981,825.00

		(51)	Class A-4	175,500,000.00	—	4.880%	30	30/360	713,700.00	(51)	713,700.00

		(52)								(52)

		Noteholders’ Principal Distribution Amount

				Principal	Principal	Excess	Mandatory		Total
			Class	Distribution	Carryover	Prin. Due	Note Prepayment		Principal

		(53)	Class A-1	25,140,747.51	—	—	—	—	25,140,747.51	(53)	25,140,747.51

		(54)	Class A-2	—	—	—	—	—	—	(54)	—

		(55)	Class A-3	—	—	—	—	—	—	(55)	—

		(56)	Class A-4	—	—	—	—	—	—	(56)	—

		(57)								(57)

		(58) Insurer Premiums — to Ambac								(58)	132,621.00

		(59) Total Distributions										(59)	29,853,957.31

	(60)	Excess Available Funds (or Premium Claim Amount)										(60)	4,234,478.02

	(61)	Deposit to Spread Account to Increase to Required Level										(61)	—

	(62)	Amount available for Noteholders’ Accelerated Principle Amount										(62)	4,234,478.02

	(63)	Amount available for Deposit into the Note Distribution Account										(63)	—

VI.		CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

	(64)	Excess Available Funds After Amount to Increase Spread to Required Level (Line 60 - Line 61)								(64)	4,234,478.02

	(65)	Spread Account Balance in Excess of Required Spread Balance								(65)	0.00

	(66)	Total Excess Funds Available								(66)	4,234,478.02

	(67)	Pro Forma Class A Note Balance (Line 21 - Line 8)								(67)	696,168,510.91

	(68)	Required Pro Forma Class A Note Balance (86.5% x Line 9)								(68)	685,072,824.95

	(69)	Excess of Pro Forma Balance over Required Balance (Line 67 - Line 68)								(69)	11,095,685.96

	(70)	Lesser of (Line 68) or (Line 69)								(70)	11,095,685.96

	(71)	Accelerated Principal Amount (Lesser of Line 66 or 70)										(71)	4,234,478.02

Triad Automobile Receivables Trust 2006-A
Class A-1 4.573628% Asset Backed Notes
Class A-2 4.82% Asset Backed Notes
Class A-3 4.77% Asset Backed Notes
Class A-4 4.88% Asset Backed Notes
Schedule B — Servicer’s Certificate

VII.		RECONCILIATION OF SPREAD ACCOUNT:
			Initial Deposit				Total

(72)		Initial or Subsequent Spread Account Deposits	17,881,257.85				17,881,257.85

(73)		Beginning of period Spread Account balance				(73)	17,881,257.85

		Additions to Spread Account
	(74)	Deposit from Collection Account (Line 61)		(74)	—

	(75)	Investments Earnings		(75)	73,230.26

	(76)	Deposits Related to Subsequent Receivables Purchases		(76)	—

	(77)	Total Additions				(77)	73,230.26

		Spread Account Balance available for Withdrawals and Spread Account Requirement Amount				(78)	17,954,488.11

	(79)	2% of the Ending Pool Balance (2% x Line 9)		(79)	15,839,834.10

	(80)	Floor Amount (2.0% of Original Pool Balance)	17,881,257.85	(80)	17,881,257.85

	(81)	If a Spread Cap Event exists then 3% of the Original Pool Balance	—	(81)	—

	(82)	If a Trigger Event exists then an unlimited amount as determined by the Controlling Party		(82)	—

	(83)	Spread Account Requirement				(83)	17,881,257.85

		Withdrawals from Spread Account

	(84)	Withdrawal pursuant to Section 5.1(b) (Transfer Investment Earnings to the Collection Account)		(84)	73,230.26

	(85)	Withdrawal pursuant to Section 5.5(Spread Account Draw Amount)		(85)	—

	(86)	Withdrawal pursuant to Section 5.7(a)(vii) (Unpaid amounts owed to the Insurer)		(86)	—

	(87)	Withdrawal pursuant to Section 5.7(a)(x) (Other unpaid amounts owed to the Insurer)		(87)	—

	(88)	Withdrawal pursuant to Section 5.7(a)(xi) (Note Distribution Account — Class A Noteholders’ Accelerated Principal Amount)		(88)	0.00

	(89)	Withdrawal pursuant to Section 5.7(a)(xii) (Note Distribution Account — Certificateholders)		(89)	—

	(90)	Total Withdrawals		(90)	73,230.26

						(91)	73,230.26

		End of Period Spread Account Balance				(92)	17,881,257.85

VIII.		CALCULATION OF OC LEVEL AND OC PERCENTAGE

	(93)	Aggregate Principal Balance		(93)	791,991,705.15

	(94)	End of Period Class A Note Balance		(94)	691,934,032.89

	(95)	Line 93 less Line 94		(95)	100,057,672.26

	(96)	OC Level (Line 95 / Line 93)		(96)	12.63%

	(97)	Ending Spread Balance as of a percentage of Aggregate Principal Balance (Line 92 / Line 93)		(97)	2.26%

	(98)	OC Percentage (Line 96 + Line 97)				(98)	14.89%

IX.		AMOUNTS DUE TO CERTIFICATEHOLDER

	(99)	Total Cash Available for Distribution from Preceding Collection Period				(99)	34,088,435.33
	(100)	Total Cash Required for Items 1 through 10 pursuant to Section 5.7 of the Sale and Servicing Agreement				(100)	34,088,435.33
	(101)	Remaining Balance to the Certificateholder				(101)	0.00
For additional information on Triad Financial Corporation and portfolio performance statistics, please review the investor relations information available on Triad’s website at: www.triadfinancial.com

By:	(S)/Mike Wilhelms

Name:	Mike Wilhelms
Title:	Sr. VP & Chief Financial Officer
Date:	6-Jun-2006

Triad Automobile Receivables Trust 2006-A
Class A-1 4.573628% Asset Backed Notes
Class A-2 4.82% Asset Backed Notes
Class A-3 4.77% Asset Backed Notes
Class A-4 4.88% Asset Backed Notes
Statement to Noteholders
This Statement to Noteholders’ has been prepared pursuant to Section 5.10 of the Sale and Servicing Agreement among Triad Automobile Receivables Trust 2006-A, as Issuer, Triad Financial Corporation, as Servicer and Custodian, Triad Financial Special Purpose LLC, as Depositor, and Citibank N.A., as the Backup Servicer and Indenture Trustee, dated as of January 26, 2006. Defined terms have the meaning assigned to them in the Sale and Servicing Agreement or in the other Transaction Documents.

Collection Period Beginning:	05/01/2006
Collection Period Ending:	05/31/2006
Prev. Distribution/Close Date:	05/12/2006
Distribution Date:	06/12/2006
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	5

Original Pool Balance	$894,062,892.41

Beginning of Period Pool Balance	817,132,452.66
Principal Reduction during preceding Collection Period	25,140,747.51
End of Period Pool Balance	$791,991,705.15

I.		COLLECTION PERIOD NOTE BALANCE CALCULATION:

				Class A-1	Class A-2	Class A-3	Class A-4	TOTAL

	(1)	Original Note Balance	(1)	$150,000,000.00	$250,000,000.00	$247,000,000.00	$175,500,000.00	$822,500,000.00

	(2)	Beginning of Period Note Balance	(2)	48,809,258.42	250,000,000.00	247,000,000.00	175,500,000.00	721,309,258.42

	(3)	Note Principal Payments	(3)	29,375,225.53	0.00	0.00	0.00	29,375,225.53

	(4)	Preliminary End of period Note Balance	(4)	19,434,032.89	250,000,000.00	247,000,000.00	175,500,000.00	691,934,032.89

	(5)	Policy Claim Amount	(5)	0.00	0.00	0.00	0.00	0.00

	(6)	End of period Note Balance	(6)	19,434,032.89	250,000,000.00	247,000,000.00	175,500,000.00	691,934,032.89

	(7)	Note Pool Factors (6) / (1)	(7)	12.9560219%	100.0000000%	100.0000000%	100.0000000%	84.1257183%

II.		NOTE INTEREST DISTRIBUTION and CARRYOVER AMOUNT

				Class A-1	Class A-2	Class A-3	Class A-4	TOTAL

	(8)	Note Interest Payments	(8)	192,230.48	1,004,166.67	981,825.00	713,700.00	2,891,922.14
	(9)	Interest Carryover Amount	(9)	0.00	0.00	0.00	0.00	0.00

III.		DISTRIBUTION PER $1,000 OF ORIGINAL BALANCE

				Class A-1	Class A-2	Class A-3	Class A-4	TOTAL

	(10)	Principal Distribution	(10)	195.83	0.00	0.00	0.00	195.83
	(11)	Interest Distribution	(11)	1.28	4.02	3.98	4.07	13.34

	(12)	Total Distribution (10) + (11)	(12)	197.12	4.02	3.98	4.07	209.17

IV.		SERVICING FEE PAID TO THE SERVICER

	(13)	Base Servicing Fee Paid for the Prior Collection Period						$1,532,123.35
	(14)	Supplemental Servicing Fee Paid for the Prior Collection Period						156,543.31

	(15)	Total Fees Paid to the Servicer						$1,688,666.66

V.		COLLECTION PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

						Cumulative		Monthly

	(16)	Original Number of Receivables			(16)	50,206

	(17)	Beginning of period number of Receivables			(17)	47,756		47,756
	(18)	Number of Subsequent Receivables Purchased			(18)	0		0
	(19)	Number of Receivables becoming Liquidated Receivables during period			(19)	584		221
	(20)	Number of Receivables becoming Purchased Receivables during period			(20)	0		0
	(21)	Number of Receivables paid off during period			(21)	2,838		751

	(22)	End of period number of Receivables			(22)	46,784		46,784

VI.		STATISTICAL DATA: (CURRENT AND HISTORICAL)

						Original	Prev. Month	Current

	(23)	Weighted Average APR of the Receivables			(23)	16.36%	16.37%	16.37%
	(24)	Weighted Average Remaining Term of the Receivables			(24)	66.7	62.9	62.0
	(25)	Weighted Average Original Term of Receivables			(25)	69.4	69.5	69.5
	(26)	Average Receivable Balance			(26)	$17,808	$17,111	$16,929
	(27)	Aggregate Realized Losses			(27)	$0	$1,687,313	$2,009,405

Triad Automobile Receivables Trust 2006-A
Class A-1 4.573628% Asset Backed Notes
Class A-2 4.82% Asset Backed Notes
Class A-3 4.77% Asset Backed Notes
Class A-4 4.88% Asset Backed Notes
Statement to Noteholders

VII.		DELINQUENCY SUMMARY: (Preceding Collection Period)

		Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage

	(28)	31-60 days	(28)	2,187	$36,862,368	4.65%

	(29)	61-90 days	(29)	500	8,006,717	1.01%
	(30)	over 90 days	(30)	273	4,279,769	0.54%

	(31)	Receivables with Scheduled Payment delinquent more than 30 days at end of period	(31)	2,960	$49,148,854	6.21%

VIII.		NET LOSS RATE: (Preceding Collection Period)

	(32)	Total Net Liquidation Losses for the preceding Collection Period			(32)	2,009,404.61
	(33)	Beginning of Period Pool Balance			(33)	817,132,452.66
	(34)	Net Loss Rate			(34)	0.25%

IX.		MONTHLY EXTENSION RATE (Preceding Collection Period)

	(35)	Aggregrate Principal Balance of Receivables extended during the preceding collection period			(35)	13,387,412.12
	(36)	Beginning of Period Pool Balance			(36)	817,132,452.66
	(37)	Monthly Extension Rate			(37)	1.64%

X.		PERFORMANCE TESTS:

		Delinquency Rate History for Previous Three Collection Periods
		(38) Delinquency Rate in Preceding Collection Period	(38)	1.55%

		(39) Delinquency Rate in Second Preceding Collection Period	(39)	0.99%

		(40) Delinquency Rate in Third Preceding Collection Period	(40)	0.77%

		(41) Delinquency Rate in Preceding Collection Period			(41)	1.55%

		(42) Delinquency Rate Trigger Level for the Preceding Collection Period			(42)	4.50%

		(43) Preceding Collection Period Delinquency Rate Compliance			(43)	PASS

		Cumulative Net Loss Ratio
		(44) Cumulative Net Losses incurred prior to the Preceding Collection Period	(44)	$3,090,167.63

		(45) Net Loss incurred in Preceding Collection Period	(45)	2,009,404.61

		(46) Cumulative Net Losses	(46)	5,099,572.24

		(47) Original Pool Balance	(47)	$894,062,892.41

		(48) Cumulative Net Loss Ratio ((46) / (47))			(48)	0.57%

		(49) Cumulative Net Loss Rate Trigger Level for the Preceding Collection Period			(49)	3.12%

		(50) Preceding Collection Period Cumulative Net Loss Rate Compliance			(50)	PASS

		Average Monthly Extension Rate
		(51) Principal Balance of Receivables extended during preceding Collection Period	(51)	1.64%

		(52) Principal Balance of Receivables extended during the Second Preceding Collection Period	(52)	0.63%

		(53) Principal Balance of Receivables extended during the Third Preceding Collection Period	(53)	0.26%

		(54) Average Monthly Extension Rate ((51) +(52) +(53)) / 3			(54)	0.84%

		(55) Average Monthly Extension Rate Compliance (Extension Rate Maximum = 4%)			(55)	PASS

For additional information on Triad Financial Corporation and portfolio performance statistics, please review the investor relations information available on Triad’s website at: www.triadfinancial.com

By:	(S)/Mike Wilhelms

Name:	Mike Wilhelms
Title:	Sr. VP & Chief Financial Officer
Date:	6-Jun-2006